Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets at Fair Value through Other Comprehensive Income [Abstract]
Schedule of financial assets
	2022	2021
	MCh$	MCh$
Debt Financial Instruments	3,967,392	3,054,809
Equity Instruments	6,545	6,365
Total	3,973,937	3,061,174

Schedule of debt financial instruments
	2022	2021
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank of Chile
Debt financial instruments from the Central Bank of Chile	—	102
Bonds and Promissory notes from the Chilean Government	2,254,578	2,480,423
Other fiscal debt financial instruments	4,279	8,325

Other Instruments Issued in Chile
Debt financial instruments from other domestic banks	1,494,914	538,486
Bonds and trade effects from domestic companies	45,994	27,473
Other debt financial instruments issued in the country	—	—

Instruments Issued Abroad
Financial instruments from foreign Central Banks	—	—
Financial instruments from foreign governments and fiscal entities	42,017	—
Debt financial instruments from other foreign banks	125,610	—
Bonds and trade effects from foreign companies	—	—
Other debt financial instruments issued abroad	—	—
Total	3,967,392	3,054,809

Schedule of credit ratings of the issuers of debt instruments
	As of December 31, 2022				As of December 31, 2021
	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual	Stage 1 Individual	Stage 2 Individual	Stage 3 Individual	Total Individual
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt Instrument
Investment grade	3,967,392	—	—	3,967,392	3,054,795	14	—	3,054,809
Non-investment grade	—	—	—	—	—	—	—	—
Without rating	—	—	—	—	—	—	—	—
Total	3,967,392	—	—	3,967,392	3,054,795	14	—	3,054,809

Schedule of changes in the corresponding ECLs of debt instrument
	Stage 1 Individual		Stage 2 Individual		Stage 3 Individual		Total
	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$	Fair value MCh$	ECL MCh$
Balance as of January 1, 2021	1,060,307	3,078	216	6	—	—	1,060,523	3,084
Net change on Balance *	2,096,637	(4,265)	(276)	(8)	—	—	2,096,361	(4,273)
Change in fair value	(103,047)	—	(60)	—	—	—	(103,107)	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	(134)	(4)	134	4	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	5,270	—	(2)	—	—	—	5,268
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	1,032	6	—	—	—	—	1,032	6
Balance as of December 31, 2021	3,054,795	4,085	14	—	—	—	3,054,809	4,085

Balance as of January 1, 2022	3,054,795	4,085	14	—	—	—	3,054,809	4,085
Net change on Balance *	864,521	5,411	(14)	—	—	—	864,507	5,411
Change in fair value	48,076	—	—	—	—	—	48,076	—
Transfer to Stage 1	—	—	—	—	—	—	—	—
Transfer to Stage 2	—	—	—	—	—	—	—	—
Transfer to Stage 3	—	—	—	—	—	—	—	—
Impact on year-end ECL of exposures transferred between stages during the year **	—	—	—	—	—	—	—	—
Impact of net re-measurement of year-end ECL	—	—	—	—	—	—	—	—
Amounts written off	—	—	—	—	—	—	—	—
Foreign exchange adjustments	—	—	—	—	—	—	—	—
Balance as of December 31, 2022	3,967,392	9,496	—	—	—	—	3,967,392	9,496

*	Net change between assets purchased and assets derecognized excluding write offs.

**	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.

Schedule of detail of equity instruments
	2022	2021
	MCh$	MCh$
Equity instruments issued in Chile	5,700	5,499
Equity instruments issued by foreign institutions	845	866
Total	6,545	6,365

Schedule of gross realized gains and losses on the sale of debt financial instruments
	2022	2021	2020
	MCh$	MCh$	MCh$
Net gain (loss) on financial assets before income tax	48,076	(51,717)	(7,675)
Income tax on other comprehensive income	804	4,171	2,304
Net effect in equity	48,880	(47,546)	(5,371)